Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 9 - Commitments and Contingencies

Legal Matters

From time to time we may be involved in various claims and legal actions arising in the ordinary course of our business. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, or any of our subsidiaries in which an adverse decision could have a material adverse effect upon our business, operating results, or financial condition.

Commitments

The Company is a party to certain leases for office space and warehouse facilities, with monthly payments ranging from $1,750 to $6,911, expiring on various dates through August 2020. The Company incurred rent expense of $150,730 and $103,232 for the nine months ended September 30, 2017 and September 30, 2016, respectively. Minimum future lease payments for non-cancelable operating leases are as follows:

2017	$50,775
2018	110,867
2019	112,015
2020	65,235
Total future lease obligations	$338,891

The maturity of the Company’s debt is as follows:

2017	$-
2018	266,200
2019	212,961
2020	212,961
2021	159,719
Total debt	$851,841

NOTE 12 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

On November 12, 2015, the Company received a complaint that one of its technologies infringed upon one or more claims of a patent(s) issued to the claimant. The claimant has subsequently acknowledged that the Company is not currently infringing on their patent(s) as the technology in question is not commercially available at the current time. The Company is in the process of negotiating a future royalty agreement with the claimant should it decide to introduce this technology in the future.

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of its business. Other than as described above, there is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the company or any of its subsidiaries, threatened against or affecting the company, or any of its subsidiaries in which an adverse decision could have a material adverse effect upon its business, operating results, or financial condition.

COMMITMENTS

On September 12, 2014, the Company entered into a lease agreement for office space in Oxford, Connecticut. The term of the lease was for two (2) years with a monthly rent of $2,300 in the first year, increasing to $2,450 per month in the second year. On October 10, 2016, the Company extended the lease term for the office space in Oxford, Connecticut for six additional months with a monthly rent of $2,450. On October 3, 2014, the Company entered into a lease agreement for customer service and warehouse space in Melbourne, Florida. The lease term commenced on January 1, 2015. The term of the lease is for three (3) years with a current monthly rent amount of $6,837 which includes the base rent, an escrow for taxes and insurance, common area maintenance charges and applicable sale tax. As a result of the LogicMark acquisition on July 25, 2016, we assumed two facility leases. One of the leases is for office space located in Plymouth, Minnesota. This lease agreement expires in February 2018 and the current monthly rent is $1,170. In addition, LogicMark also subleases office and warehouse space located in Louisville, Kentucky. The monthly rent for the space is $8,850 and this sublease agreement is due to expire in July 2017. The Company incurred rent expense of $154,194 and $124,698 for the years ended December 31, 2016 and December 31, 2015, respectively. Minimum lease payments for non-cancelable operating leases are as follows:

Future Lease Obligations

2017	$172,586
2018	2,340
Total future lease obligations	$174,926

Effective October 1, 2015, we extended the employment agreement with Gino M. Pereira, our Chief Executive Officer. The term of the employment agreement is for 3 years and the term began on October 1, 2015. Effective January 1, 2017, Mr. Pereira’s base salary increased to $381,150 from $346,500. The employment agreement also provides for:

●	Payment of all necessary and reasonable out-of-pocket expenses incurred by the executive in the performance of his duties under the agreement.
●	Eligibility to participate in bonus or incentive compensation plans that may be established by the board of directors from time to time applicable to the executive’s services.
●	Eligibility to receive equity awards as determined by the board of directors, or a committee of the board of directors, composed in compliance with the corporate governance standards of any applicable listing exchange.